INCOME TAXES (Schedule of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
Opening balance	$ 4,694	$ 6,119
Increases related to prior year tax positions	213	784
Decreases related to prior year tax positions	(204)
Increases related to current year tax positions	478	513
Settlements		(2,381)
Decreases related to lapses in statute of limitations	(112)	(341)
Closing balance	5,069	4,694	6,119
Recognized interest and penalties related to uncertain tax positions	213	296	(29)
Accrued interest and penalties related to uncertain tax positions	$ 4,495	$ 4,282